Non-current assets and liabilities held for sales and discontinued operations - Fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition (Details) - USD ($)
$ in Millions
		12 Months Ended
	Jun. 22, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosures
Cash and cash equivalents		$ (7,350)	$ (11,721)	$ (13,487)	$ (5,784)
Net cash outflow		$ 926
Discontinued operations | Nacala Logistics Corridor
Disclosures
Cash and cash equivalents	$ 172
Inventory, recoverable tax, and other assets	423
Intangible	2,219
Property, plant and equipment	1,363
Assumed liabilities	(158)
Net identifiable assets acquired	4,019
Fair value adjustments (i)	(1,590)
Total identifiable net assets at fair value	2,429
Pre-existing relationship (Loans receivable from NLC)	859
Loss on pre-existing relationship	(771)
Total identifiable net assets at fair value	2,517
Cash consideration	2,517
Cash and cash equivalents	(172)
Net cash outflow	2,345
Property, plant and equipment, fair value adjustments	441
Intangible assets, fair value adjustments	$ 791